Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [abstract]
Income Taxes

Note 29 – Income Taxes

The Corporation had net losses for the periods ended December 31, 2018 and 2017 and income tax expense was $300 and $nil for each of these years, respectively.

The estimated income tax rate for the Company is based on substantively enacted corporate tax rates, expected timing of reversals, and expected taxable income allocation to various tax jurisdictions.

The Company’s computation of income tax expense is as follows:

Years ended December 31,	2018	2017
		Restated (Note 5)
Loss before income taxes	$(13,039)	$(10,766)
Statutory income tax rate	25%	25%
Income tax recovery at statutory rates	(3,260)	(2,692)
Non-deductible expenses	302	94
Withholding tax	300	–
Tax losses and other temporary differences not recognized	3,244	2,622
Income taxes at different rates in foreign and other provincial jurisdictions	(233)	(256)
Other	(53)	231
Total	$300	$–

At December 31, 2018, the Company has available income tax loss carry-forwards of $109,953 that may be used to reduce taxable income in future years, in certain jurisdictions, expiring as follows:

For the years ended	2018	2017
2024	$118	$118
2025	244	244
2026	512	512
2027	14	14
2028	1	1
2029	517	517
2030	7,208	7,208
2031	6,243	6,432
2032	5,524	5,706
2033	–	–
2034	4,814	4,680
2035	5,798	6,238
2036	5,237	5,411
2037	4,789	4,853
2038	6,177	–
No expiry	62,757	61,518
Total	$109,953	$103,452

Components of the Company’s tax benefit of deductible temporary differences and unused tax losses are:

Year ended December 31,	2018	2017
Non-capital losses	$30,508	$30,984
Investment tax credits	1,649	1,349
Scientific research and experimental development	745	745
Property, plant and equipment and intellectual property	1,592	1,406
Provisions	200	131
Other	850	669
Total	$35,544	$35,283

No deferred income tax asset has been recognized in respect of the $35,544 of losses and other temporary differences, reflecting the Company’s uncertainty associated with the realization of deferred income tax assets.